Marketable Securities: (Tables)	12 Months Ended
Dec. 31, 2013
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	December 31,	December 31,
	2013	2012
Fair value at beginning of year	$723,449	$892,271
Acquisitions	-	101,482
Dispositions, at cost	(12,500)	(6,272)
Realized (gain) loss	4,039	(7,373)
Unrealized loss	(396,546)	(256,659)
Fair value at balance sheet date	$318,442	$723,449